DECONSOLIDATION OF SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2026
DECONSOLIDATION OF SUBSIDIARY
Schedule of assets liabilities of deconsolidated SmartKem Limited

June 12
2026
Assets
Current assets
Cash and cash equivalents	$33
Accounts receivable	3
Research and development tax credit receivable	543
Prepaid expenses and other current assets	239
Total current assets	818
Property, plant and equipment, net	113
Right-of-use assets, net	479
Other assets, non-current	592
Total deconsolidated assets	$1,410
Liabilities
Current liabilities
Accounts payable and accrued expenses	$1,635
Lease liabilities, current	353
Deferred revenue	107
Total current liabilities	2,095
Lease liabilities, non-current	167
Total deconsolidated liabilities	2,262
Deconsolidated net liabilities	$(852)